Pension Plans, Retirement Benefits and Savings Plans	3 Months Ended
Mar. 31, 2017
Pension Plans, Retirement Benefits and Savings Plans disclosure
Pension Plans, Retirement Benefits and Savings Plans disclosure [Text Block]

11.                PENSION PLANS, RETIREMENT BENEFITS AND SAVINGS PLANS

The following table summarizes the components of net periodic benefit cost for the Company’s pension and postretirement benefit plans recognized in the consolidated statement of income.

	Pension Plans		Postretirement Benefit Plans
(for the three months ended March 31, in millions)	2017	2016	2017	2016

Net Periodic Benefit Cost:
Service cost	$30	$29	$—	$—

Non-service cost:
Interest cost on benefit obligation	31	30	2	2
Expected return on plan assets	(60)	(57)	—	—
Amortization of unrecognized:
Prior service benefit	—	—	(1)	(1)
Net actuarial loss	18	17	—	—

Total non-service cost	(11)	(10)	1	1

Net periodic benefit cost	$19	$19	$1	$1

The following table indicates the line items in which the respective service costs and non-service benefit costs are presented in the consolidated statement of income.

	Pension Plans		Postretirement Benefit Plans
(for the three months ended March 31, in millions)	2017	2016	2017	2016

Service Cost:
Claims and claim adjustment expenses	$12	$12	$—	$—
General and administrative expenses	18	17	—	—

Total service cost	30	29	—	—

Non-Service Cost:
Claims and claim adjustment expenses	(4)	(4)	—	—
General and administrative expenses	(7)	(6)	1	1

Total non-service cost	(11)	(10)	1	1

Net periodic benefit cost	$19	$19	$1	$1